MAINTENANCE RIGHTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
MAINTENANCE RIGHTS [Abstract]
Maintenance rights, beginning balance	$ 290,958	$ 298,207
Acquisitions	19,780	94,664
Capitalized to aircraft improvements	(8,888)	(6,739)
Maintenance rights settled with retained maintenance payments	0	(3,996)
Maintenance rights offset against end of lease income	(5,014)	0
Cash receipts from maintenance rights	(2,725)	(4,637)	$ (3,013)
Maintenance rights associated with aircraft sold	(14,987)	(86,541)
Maintenance rights, ending balance	$ 279,124	$ 290,958	$ 298,207